TRADE PAYABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Amounts payable, related party transactions	€ 607,505	€ 614,888
Trade payables	€ 607,505	€ 614,888